Segment Disclosure	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Disclosure
Segment disclosure
ASML has one reportable segment, for the development, production, marketing, sale and servicing of advanced semiconductor equipment exclusively consisting of lithography related systems. Its operating results are regularly reviewed by the Chief Operating Decision Makers in order to make decisions about resource allocation and assess performance.
Management reporting includes net system sales figures of new and used systems.
Net system sales for new and used systems were as follows:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR

New systems [1]	4,182.7	4,600.2	6,266.7
Used systems	127.7	71.8	107.0
Net system sales [1]	4,310.4	4,672.0	6,373.7

1.
As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.

Net system sales per technology were as follows:

Year ended December 31	Net system sales in units[1]	Net system sales in EUR millions[1]
2017
EUV	11	1,101.5
ArFi	76	4,017.4
ArF	14	210.3
KrF	71	683.3
i-line	26	84.7
Metrology & Inspection	95	276.5
Total	293	6,373.7

2016
EUV	4	324.9
ArFi	70	3,518.7
ArF	6	116.9
KrF	57	532.7
i-line	20	78.0
Metrology & Inspection	55	100.8
Total	212	4,672.0

2015
EUV	1	70.5
ArFi	67	3,238.5
ArF	9	107.5
KrF	74	747.7
i-line	18	73.0
Metrology & Inspection	45	73.2
Total	214	4,310.4

1.
As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.

The increase in net system sales of EUR 1,701.7 million, or 36.4 percent, to EUR 6,373.7 million in 2017 from EUR 4,672.0 million in 2016 (2015: EUR 4,310.4 million) is mainly due to:

•	An increase from 4 EUV systems recognized in net system sales in 2016 to 11 EUV systems recognized in 2017.

•	An increase from 153 DUV systems recognized in net system sales in 2016 to 187 DUV systems recognized in 2017.

•	The inclusion of 12 months HMI net system sales in 2017, whereas 2016 only included 2 months.
For geographical reporting, total net sales are attributed to the geographic location in which the customers’ facilities are located. Long-lived assets are attributed to the geographic location in which these assets are located.
Total net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31	Total net sales	Long-lived assets
(in millions)	EUR	EUR
2017
Japan	390.5	3.4
Korea	3,068.3	23.2
Singapore	159.2	0.8
Taiwan	2,145.3	88.1
China	920.6	4.1
Rest of Asia	3.3	3.0
Netherlands	3.9	1,186.0
EMEA	850.8	5.0
United States	1,510.9	287.2
Total	9,052.8	1,600.8

2016
Japan	404.3	4.3
Korea	1,579.9	17.3
Singapore	245.8	0.8
Taiwan	2,084.7	125.4
China	779.5	3.2
Rest of Asia	19.8	2.8
Netherlands	1.5	1,201.4
EMEA	551.3	4.1
United States	1,128.0	327.9
Total	6,794.8	1,687.2

2015
Japan	668.4	3.2
Korea	1,971.7	11.6
Singapore	121.4	0.4
Taiwan	1,551.5	60.1
China	541.9	1.4
Rest of Asia	2.1	2.1
Netherlands	3.5	1,229.8
EMEA	211.0	1.3
United States	1,215.9	310.8
Total	6,287.4	1,620.7

In 2017, total net sales to the largest customer accounted for EUR 2,480.8 million, or 27.4 percent, of total net sales (2016: EUR 1,646.2 million, or 24.2 percent, of total net sales; 2015: EUR 1,633.6 million, or 26.0 percent, of total net sales). Our three largest customers (based on total net sales) accounted for EUR 1,356.7 million, or 64.7 percent, of accounts receivable and finance receivables at December 31, 2017, compared with EUR 655.3 million, or 51.8 percent, at December 31, 2016.
Substantially all of our sales were export sales in 2017, 2016 and 2015.